Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - ¥ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted	¥ 0.001	¥ 0.001
Diluted	20,827,256,643	13,937,948,159